Capital and Reserves (Schedule of Share Capital) (Details) - ILS (₪) ₪ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of classes of share capital [abstract]
Issued and paid at January 1	1,010,446	1,006,046	1,006,046
Equity offering	₪ 121,212
Exercise of share options	30,310	4,400
Issued and paid at December 31	1,161,968	1,010,446	1,006,046